SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning Balance	$ 13,000	$ 22,500	$ 307,500
Additions	29,350	229,813	22,500
Recognized as revenue	29,350	(239,313)	(307,500)
Ending Balance	$ 13,000	$ 13,000	$ 22,500